Asset Acquisitions (Details Narrative) - MOP (MOP$)	Jul. 25, 2023	May 15, 2023	Feb. 15, 2023	Jun. 14, 2023	Nov. 12, 2019
ZGCL Macau [Member]
Consideration transferred to acquire equity interest		MOP$ 100,000
ZGCL Macau [Member]
Equity ownership percentage	32.00%	100.00%	100.00%	68.00%	90.00%
Consideration transferred to acquire equity interest	MOP$ 32,000		MOP$ 100,000